Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 8,831	$ 5,632	$ 23,808	$ 15,884	$ 22,844	$ 19,026
Acquired in-process research and development	12,971		12,971
General and administrative	3,800	1,465	9,125	3,914	5,725	3,345
Total operating expenses	25,602	7,097	45,904	19,798	28,569	22,371
Loss from operations	(25,602)	(7,097)	(45,904)	(19,798)	(28,569)	(22,371)
Other income:
Interest income, net	10	476	276	1,054	1,397	775
Other income	44	72	184	215	289	233
Total other income	54	548	460	1,269	1,686	1,008
Net loss	(25,548)	(6,549)	(45,444)	(18,529)	$ (26,883)	$ (21,363)
Other comprehensive loss:
Unrealized loss on available-for-salesecurities	(29)		(29)
Comprehensive loss	$ (25,577)	$ (6,549)	$ (45,473)	$ (18,529)
Net loss per share, basic and diluted	$ (0.84)	$ (3.36)	$ (2.52)	$ (9.87)	$ (14.15)	$ (12.32)
Weighted-average shares outstanding, basic and diluted	30,314,904	1,946,439	18,022,068	1,876,687	1,899,348	1,734,115